Shareholders' Equity - Schedule of Ordinary Shares Before Re Designation (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024
Re-designation Shares [Member]
Schedule of Ordinary Shares Before Re Designation [Line Items]
Events		Ordinary shares before re-designation issued and outstanding after reorganization
Number of shares
Par value		$ 0.00001
Amount
Number of shares
Amount
Class A Ordinary Shares [Member]
Schedule of Ordinary Shares Before Re Designation [Line Items]
Events		Class A Ordinary Shares issued and outstanding as of March 31, 2025
Number of shares		28,230,000	26,505,000
Par value		$ 0.00001	$ 0.00001
Amount		$ 282	$ 265
Number of shares		(28,230,000)	(26,505,000)
Amount		$ (282)	$ (265)
Class B Ordinary Shares [Member]
Schedule of Ordinary Shares Before Re Designation [Line Items]
Events		Class B Ordinary Shares issued and outstanding after reorganization and as of March 31, 2025
Number of shares		1,995,000	1,995,000
Par value		$ 0.00001	$ 0.00001
Amount		$ 20	$ 20
Number of shares		(1,995,000)	(1,995,000)
Amount		$ (20)	$ (20)
June 27, 2024 [Member] | Re-designation Shares [Member]
Schedule of Ordinary Shares Before Re Designation [Line Items]
Events		Share issued upon incorporation
Number of shares		5,000,000,000
Par value		$ 0.00001
Amount		$ 50,000
Number of shares		(5,000,000,000)
Amount		$ (50,000)
July 24, 2024 [Member] | Re-designation Shares [Member]
Schedule of Ordinary Shares Before Re Designation [Line Items]
Events		Share surrender and cancellation by sole shareholder
Number of shares		4,973,495,000
Par value		$ 0.00001
Amount		$ 49,735
Number of shares		(4,973,495,000)
Amount		$ (49,735)
July 24, 2024 [Member] | Class A Ordinary Shares [Member]
Schedule of Ordinary Shares Before Re Designation [Line Items]
Events		Re-designate shares into Class A Ordinary Shares issued and outstanding after reorganization
Number of shares		26,505,000
Par value		$ 0.00001
Amount		$ 265
Number of shares		(26,505,000)
Amount		$ (265)
July 24, 2024 [Member] | Class B Ordinary Shares [Member]
Schedule of Ordinary Shares Before Re Designation [Line Items]
Events		Re-designate shares into Class B Ordinary Shares
Number of shares		1,995,000
Par value		$ 0.00001
Amount		$ 20
Number of shares		(1,995,000)
Amount		$ (20)
July 24, 2024 One [Member] | Re-designation Shares [Member]
Schedule of Ordinary Shares Before Re Designation [Line Items]
Events		Re-designate shares into Class A Ordinary Shares
Number of shares		26,505,000
Par value		$ 0.00001
Amount		$ 265
Number of shares		(26,505,000)
Amount		$ (265)
July 24, 2024 Two [Member] | Re-designation Shares [Member]
Schedule of Ordinary Shares Before Re Designation [Line Items]
Events		Re-designate shares into Class B Ordinary Shares
Number of shares		1,995,000
Par value		$ 0.00001
Amount		$ 20
Number of shares		(1,995,000)
Amount		$ (20)
January 23, 2025 [Member] | Class A Ordinary Shares [Member]
Schedule of Ordinary Shares Before Re Designation [Line Items]
Events	[1]	Issue of shares pursuant to IPO*
Number of shares		1,500,000
Par value		$ 0.00001
Amount		$ 15
Number of shares		(1,500,000)
Amount		$ (15)
February 6, 2025 [Member] | Class A Ordinary Shares [Member]
Schedule of Ordinary Shares Before Re Designation [Line Items]
Events	[1]	Issue of shares pursuant to IPO*
Number of shares		225,000
Par value		$ 0.00001
Amount		$ 2
Number of shares		(225,000)
Amount		$ (2)

[1]	On January 23, 2025, the Company completed its initial public offering on NASDAQ, under the ticker symbol “SKBL”. Under this offering, 1,500,000 ordinary shares were issued at a price of $4.00 per share. In addition, the Company granted a 45-day option to the underwriter to purchase up to an additional 225,000 ordinary shares at the public offering price, less underwriting discounts, to cover over-allotment, if any. On February 6, 2025, the underwriter exercised the over-allotment option in full to purchase an additional 225,000 ordinary shares. On January 23, 2025, the Company closed its initial public offering and the exercise of the over-allotment option, received net proceeds of US$4,807,322 from the offering after deducting underwriting discounts and offering expenses of US$2,092,678 from the gross proceeds of US$6,900,000.